CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.7%
Communication Services - 4.5%
Integrated Telecommunication Services - 0.9%
AT&T, Inc.	11,507	$322,311
Comcast Corp. - Class A	94	2,910
Deutsche Telekom AG	8,075	325,267
NTT, Inc.	279,471	274,344
Verizon Communications, Inc.	7,264	364,217
		1,289,049
Interactive Home Entertainment - 0.6%
Electronic Arts, Inc.	1,418	284,408
NetEase, Inc.	9,923	227,293
Nintendo Co. Ltd.	3,280	188,926
ROBLOX Corp. - Class A (a)	2,694	184,970
Take-Two Interactive Software, Inc. (a)	62	13,112
		898,709
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	3,420	1,066,219
Alphabet, Inc. - Class C	2,364	736,221
Baidu, Inc. - Class A (a)	14,734	232,967
Meta Platforms, Inc. - Class A	674	436,873
Tencent Holdings Ltd.	3,431	227,172
		2,699,452
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	6,351	611,220
Spotify Technology SA (a)	447	230,178
Walt Disney Co.	2,592	274,856
Warner Bros Discovery, Inc. (a)	2,840	80,003
		1,196,257
Wireless Telecommunication Services - 0.4%
KDDI Corp.	15,966	273,078
SoftBank Group Corp.	7,659	200,542
T-Mobile US, Inc.	223	48,411
		522,031
Total Communication Services		6,605,498

Consumer Discretionary - 6.6%
Apparel Retail - 0.9%
Fast Retailing Co. Ltd.	754	333,292
Industria de Diseno Textil SA	4,951	332,403
Ross Stores, Inc.	1,551	318,948
TJX Cos., Inc.	1,878	303,597
		1,288,240
Apparel, Accessories & Luxury Goods - 1.2%
Cie Financiere Richemont SA	1,369	279,996

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Hermes International SCA	118	$285,690
LVMH Moet Hennessy Louis Vuitton SE	406	261,021
Tapestry, Inc.	5,825	905,613
		1,732,320
Automobile Manufacturers - 0.8%
BYD Co. Ltd. - Class H	19,746	239,651
Ford Motor Co.	131	1,846
General Motors Co.	267	21,015
Mercedes-Benz Group AG	4,194	292,382
Tesla, Inc. (a)	562	226,211
Toyota Motor Corp.	14,344	351,332
		1,132,437
Automotive Retail - 0.2%
AutoZone, Inc. (a)	78	292,935
Carvana Co. (a)	40	13,366
O'Reilly Automotive, Inc. (a)	285	26,756
		333,057
Broadline Retail - 1.6%
Alibaba Group Holding Ltd.	13,278	242,532
Amazon.com, Inc. (a)	4,785	1,004,850
eBay, Inc.	705	64,056
MercadoLibre, Inc. (a)	151	265,395
Naspers Ltd. - ADR	5,368	60,014
Naspers Ltd.	3,964	220,379
Prosus NV	4,025	206,931
Wesfarmers Ltd.	5,201	294,696
		2,358,853
Consumer Electronics - 0.1%
Sony Group Corp.	9,634	224,741

Footwear - 0.2%
NIKE, Inc. - Class B	4,619	287,209

Home Improvement Retail - 0.5%
Home Depot, Inc.	936	356,354
Lowe's Cos., Inc.	1,514	400,559
		756,913
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc. - Class A (a)	1,656	223,742
Booking Holdings, Inc.	57	241,643
Hilton Worldwide Holdings, Inc.	36	11,224
Marriott International, Inc. - Class A	111	37,932
Royal Caribbean Cruises Ltd.	107	33,273
		547,814

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Restaurants - 0.7%
Chipotle Mexican Grill, Inc. (a)	273	$10,161
Compass Group PLC	8,479	260,302
DoorDash, Inc. - Class A (a)	8	1,412
McDonald's Corp.	1,343	458,043
Meituan - Class B (a)(b)	21,471	222,713
Starbucks Corp.	293	28,720
Yum! Brands, Inc.	208	34,977
		1,016,328
Total Consumer Discretionary		9,677,912

Consumer Staples - 5.7%
Brewers - 0.2%
Anheuser-Busch InBev SA	4,453	362,108

Consumer Staples Merchandise Retail - 2.4%
Costco Wholesale Corp.	303	306,269
Target Corp.	504	57,350
Walmart, Inc.	24,629	3,151,281
		3,514,900
Distillers & Vintners - 0.2%
Diageo PLC	12,173	272,733

Food Retail - 0.0% (c)
Kroger Co.	202	13,785

Household Products - 0.4%
Colgate-Palmolive Co.	390	38,665
Procter & Gamble Co.	1,686	281,899
Reckitt Benckiser Group PLC	3,403	298,645
		619,209
Packaged Foods & Meats - 0.9%
Danone SA	3,049	261,700
General Mills, Inc.	5,081	229,813
Hershey Co.	1,142	269,832
Mondelez International, Inc. - Class A	3,167	195,024
Nestle SA	2,899	316,652
		1,273,021
Personal Care Products - 0.4%
Kenvue, Inc.	105	2,008
L'Oreal SA	630	295,828
Unilever PLC	4,079	300,525
		598,361

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.5%
Coca-Cola Co.	3,938	$321,183
Keurig Dr Pepper, Inc.	42	1,272
Monster Beverage Corp. (a)	390	33,267
PepsiCo, Inc.	1,945	330,144
		685,866
Tobacco - 0.7%
Altria Group, Inc.	546	37,696
British American Tobacco PLC	5,442	340,295
Philip Morris International, Inc.	3,704	692,018
		1,070,009
Total Consumer Staples		8,409,992

Energy - 4.9%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	2,163	256,099
China Shenhua Energy Co. Ltd. - Class H	53,837	309,394
		565,493
Integrated Oil & Gas - 3.4%
BP PLC	49,494	318,596
Chevron Corp.	2,125	396,865
China Petroleum & Chemical Corp. - Class H	527,983	367,808
Exxon Mobil Corp.	16,464	2,510,760
Occidental Petroleum Corp.	50	2,654
PetroChina Co. Ltd. - Class H	295,671	360,547
Shell PLC	7,647	316,740
Suncor Energy, Inc.	6,040	341,176
TotalEnergies SE	4,559	362,432
		4,977,578
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	5,097	332,630
SLB Ltd.	586	30,085
		362,715
Oil & Gas Exploration & Production - 0.3%
Canadian Natural Resources Ltd.	7,904	345,758
ConocoPhillips	537	60,928
Diamondback Energy, Inc.	20	3,482
EOG Resources, Inc.	59	7,321
		417,489
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	279	55,301
Phillips 66	528	81,486
Valero Energy Corp.	44	9,004
		145,791

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	291	$68,597
Enbridge, Inc.	5,794	307,827
Kinder Morgan, Inc.	228	7,585
ONEOK, Inc.	97	8,029
TC Energy Corp.	5,008	321,800
Williams Cos., Inc.	580	43,338
		757,176
Total Energy		7,226,242

Financials - 19.9%
Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc.	170	79,920
Ares Management Corp. - Class A	373	41,780
Bank of New York Mellon Corp.	70	8,337
Blackrock, Inc.	256	272,187
Blackstone, Inc.	2,161	244,993
Brookfield Corp.	6,319	277,025
KKR & Co., Inc.	274	24,024
		948,266
Commercial & Residential Mortgage Finance - 0.2%
Rocket Cos., Inc. - Class A	16,622	302,354

Consumer Finance - 0.5%
American Express Co.	1,368	422,575
Capital One Financial Corp.	1,319	258,049
		680,624
Diversified Banks - 9.6%
Agricultural Bank of China Ltd. - Class H	399,187	270,941
ANZ Group Holdings Ltd.	11,865	338,086
Banco Bilbao Vizcaya Argentaria SA	15,024	350,609
Banco Santander SA	27,922	355,991
Bank of America Corp.	10,152	505,874
Bank of China Ltd. - Class H	504,391	299,150
Bank of Montreal	2,170	312,300
Bank of Nova Scotia	4,290	325,449
Barclays PLC	54,288	331,312
BNP Paribas SA	3,089	348,571
Canadian Imperial Bank of Commerce	3,379	341,331
China Construction Bank Corp. - Class H	286,204	292,299
China Merchants Bank Co. Ltd. - Class H	43,830	273,622
Citigroup, Inc.	7,530	829,731
Commonwealth Bank of Australia	2,546	316,386
DBS Group Holdings Ltd.	6,794	306,802

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
HSBC Holdings PLC	20,823	$391,075
Industrial & Commercial Bank of China Ltd. - Class H	372,159	306,826
ING Groep NV	11,298	328,804
Intesa Sanpaolo SpA	43,987	303,274
JPMorgan Chase & Co.	4,719	1,417,116
Lloyds Banking Group PLC	237,028	327,258
Mitsubishi UFJ Financial Group, Inc.	18,229	346,510
Mizuho Financial Group, Inc.	8,821	403,925
National Australia Bank Ltd.	9,737	339,675
National Bank of Canada	2,370	330,763
NatWest Group PLC	35,924	299,677
Nordea Bank Abp	16,030	311,580
Oversea-Chinese Banking Corp. Ltd.	19,404	328,744
PNC Financial Services Group, Inc.	14	2,973
Postal Savings Bank of China Co. Ltd. - Class H (b)	371,845	234,322
Royal Bank of Canada	1,897	317,180
Societe Generale SA	4,114	359,041
Standard Chartered PLC	13,160	324,908
Sumitomo Mitsui Financial Group, Inc.	10,483	402,565
Toronto-Dominion Bank	3,441	335,208
UniCredit SpA	3,797	324,870
US Bancorp	46	2,514
Wells Fargo & Co.	3,190	259,825
Westpac Banking Corp.	10,833	327,953
		14,125,040
Diversified Capital Markets - 0.6%
Deutsche Bank AG	7,987	285,907
Macquarie Group Ltd.	2,181	331,343
UBS Group AG	7,026	292,518
		909,768
Diversified Financial Services - 0.0% (c)
Apollo Global Management, Inc.	90	9,414

Financial Exchanges & Data - 1.3%
CME Group, Inc.	20	6,390
Coinbase Global, Inc. - Class A (a)	1,452	255,334
Deutsche Boerse AG	1,138	312,499
Hong Kong Exchanges & Clearing Ltd.	5,019	268,804
Intercontinental Exchange, Inc.	318	52,193
London Stock Exchange Group PLC	2,490	297,311
Moody's Corp.	84	40,118
MSCI, Inc.	411	235,022
Nasdaq, Inc.	37	3,241
S&P Global, Inc.	917	405,204
		1,876,116

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Insurance Brokers - 0.4%
Aon PLC - Class A	845	$283,472
Arthur J Gallagher & Co.	3	685
Marsh & McLennan Cos., Inc.	959	179,084
Willis Towers Watson PLC	632	192,867
		656,108
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	2,795	266,084
Goldman Sachs Group, Inc.	308	264,748
Interactive Brokers Group, Inc. - Class A	3,822	272,088
Morgan Stanley	1,585	263,918
Robinhood Markets, Inc. - Class A (a)	3,198	242,568
		1,309,406
Life & Health Insurance - 1.1%
Aflac, Inc.	2,584	291,811
AIA Group Ltd.	30,205	335,122
China Life Insurance Co. Ltd. - Class H	92,258	372,410
Manulife Financial Corp.	8,019	285,534
MetLife, Inc.	189	13,621
Ping An Insurance Group Co. of China Ltd. - Class H	39,162	340,391
		1,638,889
Multi-line Insurance - 0.8%
Allianz SE	655	295,803
AXA SA	5,909	289,477
China Pacific Insurance Group Co. Ltd. - Class H	65,489	300,850
Zurich Insurance Group AG	390	294,510
		1,180,640
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (a)	3,870	1,954,157
Investor AB (a)	8,463	354,125
		2,308,282
Property & Casualty Insurance - 1.1%
Allstate Corp.	1,607	344,734
American International Group, Inc.	162	13,039
Chubb Ltd.	1,052	358,585
People's Insurance Co. Group of China Ltd. - Class H	291,195	238,587
PICC Property & Casualty Co. Ltd. - Class H	114,586	237,128
Progressive Corp.	419	89,523
Tokio Marine Holdings, Inc.	6,711	280,490
Travelers Cos., Inc.	114	35,185
		1,597,271
Regional Banks - 0.0% (c)
Truist Financial Corp.	1,362	67,160

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Reinsurance - 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	432	$283,607
Swiss Re AG	1,605	283,800
		567,407
Transaction & Payment Processing Services - 0.8%
Adyen NV (a)(b)	194	228,039
Mastercard, Inc. - Class A	895	462,903
PayPal Holdings, Inc.	5	231
Visa, Inc. - Class A	1,657	530,472
		1,221,645
Total Financials		29,398,390

Health Care - 8.2%
Biotechnology - 1.2%
AbbVie, Inc.	1,956	453,949
Amgen, Inc.	1,141	442,891
Argenx SE (a)	294	228,374
CSL Ltd.	2,370	247,526
Gilead Sciences, Inc.	2,072	308,624
Regeneron Pharmaceuticals, Inc.	4	3,127
Vertex Pharmaceuticals, Inc. (a)	217	107,812
		1,792,303
Health Care Distributors - 0.3%
Cardinal Health, Inc.	1,369	313,816
Cencora, Inc.	298	110,898
McKesson Corp.	20	19,747
		444,461
Health Care Equipment - 1.3%
Abbott Laboratories	4,381	509,729
Becton Dickinson & Co.	1,438	253,778
Boston Scientific Corp. (a)	3,132	240,694
Edwards Lifesciences Corp. (a)	17	1,470
IDEXX Laboratories, Inc. (a)	36	23,642
Intuitive Surgical, Inc. (a)	455	229,097
Medtronic PLC	2,904	283,605
Stryker Corp.	816	316,168
		1,858,183
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	274	145,138

Health Care Services - 0.0% (c)
Cigna Group	111	32,170
CVS Health Corp.	53	4,235
		36,405

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Health Care Supplies - 0.4%
EssilorLuxottica SA	881	$234,431
Hoya Corp.	1,862	337,011
		571,442
Life Sciences Tools & Services - 0.8%
Danaher Corp.	1,317	277,413
Lonza Group AG	423	295,002
Thermo Fisher Scientific, Inc.	969	504,956
Waters Corp. (a)	195	62,159
		1,139,530
Managed Health Care - 0.3%
Elevance Health, Inc.	331	105,920
UnitedHealth Group, Inc.	989	290,044
		395,964
Pharmaceuticals - 3.8%
AstraZeneca PLC	1,650	345,596
Bayer AG	5,534	274,702
Bristol-Myers Squibb Co.	1,383	86,258
Eli Lilly & Co.	847	891,035
GSK PLC	12,650	375,223
Haleon PLC	56,071	306,564
Johnson & Johnson	1,699	422,083
Merck & Co., Inc.	2,669	330,476
Merck KGaA	2,156	326,848
Novartis AG	2,129	361,364
Novo Nordisk AS	4,878	183,515
Pfizer, Inc.	26,955	745,306
Roche Holding AG	793	378,528
Sanofi SA	2,817	273,608
Takeda Pharmaceutical Co. Ltd.	9,595	357,528
Zoetis, Inc.	53	6,948
		5,665,582
Total Health Care		12,049,008

Industrials - 11.3%
Aerospace & Defense - 3.2%
Airbus SE	1,173	255,360
Axon Enterprise, Inc. (a)	4	2,170
BAE Systems PLC	10,842	308,590
Boeing Co. (a)	1,236	281,227
General Dynamics Corp.	280	99,974
General Electric Co.	968	331,308
Howmet Aerospace, Inc.	989	259,642
L3Harris Technologies, Inc.	222	80,928
Lockheed Martin Corp.	465	306,007

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Northrop Grumman Corp.	1,663	$1,204,644
Rheinmetall AG	148	290,908
Rocket Lab Corp. (a)	3,375	233,212
Rolls-Royce Holdings PLC	18,518	332,786
RTX Corp.	1,447	293,191
Safran SA	819	329,028
TransDigm Group, Inc.	109	142,004
		4,750,979
Agricultural & Farm Machinery - 0.2%
Deere & Co.	546	343,822

Air Freight & Logistics - 0.4%
Deutsche Post AG	5,596	331,273
DSV AS	1,034	267,428
FedEx Corp.	103	39,861
United Parcel Service, Inc. - Class B	20	2,319
		640,881
Building Products - 0.3%
Carrier Global Corp.	90	5,796
Johnson Controls International PLC	232	33,478
Trane Technologies PLC	666	307,905
		347,179
Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	266	380,212
MasTec, Inc. (a)	574	171,063
Quanta Services, Inc.	170	95,724
Vinci SA	1,972	327,964
		974,963
Construction Machinery & Heavy Transportation Equipment - 0.5%
Caterpillar, Inc.	427	317,188
Cummins, Inc.	87	50,797
PACCAR, Inc.	88	11,096
Volvo AB - Class B	9,739	379,523
		758,604
Diversified Support Services - 0.0% (c)
Cintas Corp.	75	15,085

Electrical Components & Equipment - 1.1%
ABB Ltd.	3,701	345,719
AMETEK, Inc.	11	2,631
Contemporary Amperex Technology Co. Ltd. - Class H	3,966	251,443
Eaton Corp. PLC	731	274,798
Emerson Electric Co.	118	17,788
Schneider Electric SE	970	317,140

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Vertiv Holdings Co. - Class A	1,482	$377,747
		1,587,266
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	15	3,435
Waste Connections, Inc.	223	38,385
Waste Management, Inc.	485	116,807
		158,627
Heavy Electrical Equipment - 0.8%
GE Vernova, Inc.	403	352,061
Mitsubishi Electric Corp.	10,072	386,395
Siemens Energy AG	2,256	443,704
		1,182,160
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	153	32,797
Recruit Holdings Co. Ltd.	5,372	236,187
		268,984
Industrial Conglomerates - 0.8%
3M Co.	1,565	258,726
Hitachi Ltd.	9,233	308,979
Honeywell International, Inc.	1,371	333,962
Siemens AG	1,005	293,789
		1,195,456
Industrial Machinery & Supplies & Components - 0.7%
Atlas Copco AB - Class A	16,929	365,767
Atlas Copco AB - Class B	17,754	334,033
Illinois Tool Works, Inc.	30	8,719
Mitsubishi Heavy Industries Ltd.	10,099	324,249
Parker-Hannifin Corp.	30	30,276
		1,063,044
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	3,539	266,911

Rail Transportation - 0.8%
Canadian National Railway Co.	2,945	330,480
Canadian Pacific Kansas City Ltd.	3,594	314,701
CSX Corp.	2,247	95,924
Norfolk Southern Corp.	318	100,087
Union Pacific Corp.	1,368	362,493
		1,203,685
Research & Consulting Services - 0.2%
RELX PLC	6,110	212,771

Trading Companies & Distributors - 1.1%
Fastenal Co.	816	37,569

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
ITOCHU Corp.	24,558	$356,973
Marubeni Corp.	8,810	338,939
Mitsubishi Corp.	11,571	391,961
Mitsui & Co. Ltd.	10,626	399,551
United Rentals, Inc.	111	93,240
WW Grainger, Inc.	3	3,434
		1,621,667
Total Industrials		16,592,084

Information Technology - 12.6%
Application Software - 1.9%
Adobe, Inc. (a)	991	260,048
AppLovin Corp. - Class A (a)	508	220,863
Autodesk, Inc. (a)	9	2,213
Cadence Design Systems, Inc. (a)	9	2,713
Constellation Software, Inc.	130	240,230
Guidewire Software, Inc. (a)	1,047	152,150
Intuit, Inc.	575	235,192
Palantir Technologies, Inc. - Class A (a)	1,384	189,871
Roper Technologies, Inc.	8	2,798
Salesforce, Inc.	4,052	789,289
SAP SE	1,035	209,077
Strategy, Inc. - Class A (a)	2,019	261,460
Synopsys, Inc. (a)	424	175,536
Workday, Inc. - Class A (a)	29	3,879
		2,745,319
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	1,952	260,592
Cisco Systems, Inc.	3,687	292,969
Motorola Solutions, Inc.	739	356,390
		909,951
Electronic Components - 0.4%
Amphenol Corp. - Class A	3,883	567,151
Corning, Inc.	242	36,392
		603,543
Electronic Equipment & Instruments - 0.2%
Keyence Corp.	798	337,565

Electronic Manufacturing Services - 0.0% (c)
TE Connectivity PLC	14	3,222

Internet Services & Infrastructure - 0.6%
Cloudflare, Inc. - Class A (a)	1,603	276,021
Shopify, Inc. - Class A (a)	1,820	219,729

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Snowflake, Inc. - Class A (a)	639	$107,614
VeriSign, Inc.	1,108	252,557
		855,921
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	1,107	231,053
Fujitsu Ltd.	10,526	241,842
International Business Machines Corp.	2,805	673,789
NEC Corp.	7,102	197,100
		1,343,784
Semiconductor Materials & Equipment - 1.4%
Advantest Corp.	2,400	412,640
Applied Materials, Inc.	847	315,338
ASML Holding NV	274	399,324
KLA Corp.	172	262,223
Lam Research Corp.	1,294	302,654
Tokyo Electron Ltd.	1,415	398,771
		2,090,950
Semiconductors - 3.6%
Advanced Micro Devices, Inc. (a)	1,147	229,641
Analog Devices, Inc.	907	322,701
Broadcom, Inc.	3,497	1,117,466
Infineon Technologies AG	7,249	392,510
Intel Corp. (a)	5,943	271,060
Marvell Technology, Inc.	204	16,665
Micron Technology, Inc.	664	273,814
Monolithic Power Systems, Inc.	244	278,829
NVIDIA Corp.	6,008	1,064,557
NXP Semiconductors NV	92	20,885
QUALCOMM, Inc.	1,763	250,981
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,970	737,923
Texas Instruments, Inc.	1,321	280,197
		5,257,229
Systems Software - 1.8%
Crowdstrike Holdings, Inc. - Class A (a)	140	52,077
Fortinet, Inc. (a)	544	42,992
Microsoft Corp.	2,668	1,047,830
Oracle Corp.	2,019	293,563
Palo Alto Networks, Inc. (a)	6,565	977,660
ServiceNow, Inc. (a)	2,477	267,541
		2,681,663
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	4,478	1,182,998
Dell Technologies, Inc. - Class C	285	42,203
Western Digital Corp.	1,039	290,609

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Xiaomi Corp. - Class B (a)(b)	43,339	$193,334
		1,709,144
Total Information Technology		18,538,291

Materials - 5.1%
Construction Materials - 0.2%
CRH PLC	58	6,959
Holcim AG	3,051	281,271
		288,230
Copper - 0.0% (c)
Freeport-McMoRan, Inc.	1,103	75,092

Diversified Chemicals - 0.2%
BASF SE	5,559	319,887

Diversified Metals & Mining - 1.6%
Anglo American PLC	7,590	378,564
BHP Group Ltd.	9,742	404,949
CMOC Group Ltd. - Class H	99,528	307,360
Glencore PLC	59,374	427,283
Grupo Mexico SAB de CV - Class B	33,455	423,986
Rio Tinto PLC	4,019	397,280
		2,339,422
Fertilizers & Agricultural Chemicals - 0.0% (c)
Corteva, Inc.	277	22,193

Gold - 1.8%
Agnico Eagle Mines Ltd.	1,557	391,096
Anglogold Ashanti PLC	3,083	388,748
Barrick Mining Corp.	7,530	382,062
Franco-Nevada Corp.	1,210	338,184
Newmont Corp.	2,278	296,140
Wheaton Precious Metals Corp.	2,730	444,850
Zijin Mining Group Co. Ltd. - Class H	63,997	368,109
		2,609,189
Industrial Gases - 0.4%
Air Liquide SA	1,384	291,482
Air Products and Chemicals, Inc.	8	2,205
Linde PLC	570	289,606
		583,293
Specialty Chemicals - 0.3%
Ecolab, Inc.	20	6,167
Sherwin-Williams Co.	306	110,952

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Shin-Etsu Chemical Co. Ltd.	9,595	$378,971
		496,090
Steel - 0.6%
Nucor Corp.	4,822	852,915
Total Materials		7,586,311

Real Estate - 0.0% (c)
Real Estate Services - 0.0% (c)
CBRE Group, Inc. - Class A (a)	20	2,953

Utilities - 2.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	248	33,187
Constellation Energy Corp.	5,030	1,659,296
Duke Energy Corp.	265	34,675
Enel SpA	28,087	338,315
Exelon Corp.	87	4,304
Iberdrola SA	14,359	340,180
NextEra Energy, Inc.	3,371	316,099
Southern Co.	269	26,195
		2,752,251
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	42,484	734,124
Vistra Corp.	18	3,130
		737,254
Multi-Utilities - 0.5%
Dominion Energy, Inc.	146	9,218
National Grid PLC	18,582	348,336
Public Service Enterprise Group, Inc.	467	40,195
Sempra	1,880	180,988
WEC Energy Group, Inc.	1,586	185,498
		764,235
Total Utilities		4,253,740
TOTAL COMMON STOCKS (Cost $82,659,361)		120,340,421

EXCHANGE TRADED FUNDS - 15.5%
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	24,502	1,399,554
Invesco S&P 500 Equal Weight ETF	3,458	708,786
Invesco S&P 500 Low Volatility ETF	118,771	9,192,875
iShares Core MSCI EAFE ETF	14,033	1,379,725
iShares Core S&P 500 ETF	1,244	857,589
iShares Core S&P Mid-Cap ETF	8,344	596,513
Schwab Emerging Markets Equity ETF	6,216	219,611
Schwab International Equity ETF	33,891	916,074

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
State Street SPDR S&P 500 ETF Trust	2,083	$1,428,917
Vanguard FTSE Developed Markets ETF	10,932	767,864
Vanguard FTSE Emerging Markets ETF	7,719	448,474
Vanguard FTSE Europe ETF	11,837	1,067,342
Vanguard FTSE Pacific ETF	4,341	472,865
Vanguard S&P 500 ETF	1,266	798,897
Vanguard Total International Stock ETF	14,627	1,225,889
Vanguard Total Stock Market ETF	4,224	1,430,964
TOTAL EXCHANGE TRADED FUNDS (Cost $17,551,799)		22,911,939

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Real Estate - 0.9%
Industrial REITs - 0.2%
Prologis, Inc.	1,968	280,578

Telecom Tower REITs - 0.1%
American Tower Corp.	1,169	224,284

Timber REITs - 0.6%
Weyerhaeuser Co.	33,456	820,676
Total Real Estate		1,325,538
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,243,166)		1,325,538

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%
First American Government Obligations Fund - Class X, 3.60% (d)	2,634,256	2,634,256
TOTAL MONEY MARKET FUNDS (Cost $2,634,256)		2,634,256

TOTAL INVESTMENTS - 99.9% (Cost $104,088,582)		$147,212,154
Other Assets in Excess of Liabilities - 0.1%		99,873
TOTAL NET ASSETS - 100.0%		$147,312,027

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $878,408 or 0.6% of the Fund’s net assets.

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CAMBRIA ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Cambria Global EW ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$120,340,421	$—	$—	$120,340,421
Exchange Traded Funds	22,911,939	—	—	22,911,939
Real Estate Investment Trusts	1,325,538	—	—	1,325,538
Money Market Funds	2,634,256	—	—	2,634,256
Total Investments	$147,212,154	$—	$—	$147,212,154

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.